INVESTMENTS IN SUBSIDIARIES (Details Textual) $ in Thousands, $ in Thousands			12 Months Ended
	Oct. 17, 2024 USD ($)	Mar. 17, 2023 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 16, 2024 USD ($)
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities			$ 958,273	$ 0	$ 0
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value						$ 1,168,161
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 971,097
Gains (losses) recognised when control of subsidiary is lost	209,497
Additional cash flows from losing control of subsidiaries or other businesses	4,613
Reclassification of loss on reserve of exchange differences on translation	500,102
Reclassification of loss on reserve of exchange differences on translation net of taxes	$ 135,171
E2E SpA. [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value		$ 102
Proportion of ownership interest in subsidiary		50.00%